Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 29, 2023
Accounting Policies
Foreign currency exchange rate					7.0999
Goodwill impairment	¥ 0		¥ 4,882	¥ 51,971
Employer discretionary contribution amount	¥ 6,935	$ 977	4,036	11,311
Value added tax rate	6.00%	6.00%
Advance notice period given on redemption of investments	30 days	30 days
Impairment of intangible assets	¥ 0		¥ 0	¥ 4,240
Number of reportable segments | segment	1	1
Revenue Benchmark | Geographic Concentration Risk | PRC | Minimum
Accounting Policies
Concentration risk percentage	95.00%	95.00%